Related party transactions - Additional information (Details) - USD ($)		12 Months Ended
	Jun. 14, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 14, 2022
Disclosure of transactions between related parties [line items]
Selling, general and administrative expense		$ 26,236,703	$ 20,666,954	$ 15,145,361
Proceeds from issuing shares			35,107,872	$ 9,943,886
Amounts payable		$ 0	$ 0
Interest rate (in percent)		12.00%	10.00%	10.00%
Promissory notes
Disclosure of transactions between related parties [line items]
Value of notes					$ 200,000
Interest rate (in percent)					5.00%
Greybrook Health Inc.
Disclosure of transactions between related parties [line items]
Selling, general and administrative expense		$ 9,581	$ 141,878
Percentage of Outstanding common shares to be held	5.00%
Benjamin Klein
Disclosure of transactions between related parties [line items]
Selling, general and administrative expense		10,801	$ 0
Amounts payable		$ 0
Benjamin Klein | Promissory notes
Disclosure of transactions between related parties [line items]
Value of notes					$ 2,090,264
Interest rate (in percent)					10.00%
Private placement | Greybrook Health Inc.
Disclosure of transactions between related parties [line items]
Share issuances	200,000
Offering price	$ 10.00
Proceeds from issuing shares	$ 2,000,000